BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Changes in estimates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Minimum | Constructions and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Minimum | Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Minimum | Warehouse installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Minimum | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Minimum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Minimum | Other Property Plant And Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Minimum | Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Maximum | Constructions and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	80 years
Maximum | Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Maximum | Warehouse installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Maximum | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Maximum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Maximum | Other Property Plant And Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Maximum | Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Chile | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Chile | Minimum | Constructions and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years	15 years
Chile | Minimum | Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	5 years
Chile | Minimum | Warehouse installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years	10 years
Chile | Minimum | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		4 years
Chile | Minimum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years	4 years
Chile | Minimum | Other Property Plant And Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	3 years
Chile | Minimum | Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	1 year	2 years
Chile | Maximum | Constructions and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	80 years	80 years
Chile | Maximum | Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years	20 years
Chile | Maximum | Warehouse installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years	50 years
Chile | Maximum | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
Chile | Maximum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years	10 years
Chile | Maximum | Other Property Plant And Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years	10 years
Chile | Maximum | Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 years	5 years